Investments in Unconsolidated Entities	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Investments in Unconsolidated Entities
Investments in Unconsolidated Entities
Investments in unconsolidated entities consist of amounts invested in entities in which U.S. Cellular holds a noncontrolling interest. On January 1, 2018, U.S. Cellular adopted Accounting Standards Update 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Financial Liabilities (ASU 2016-01) using the modified retrospective approach. The adoption of ASU 2016-01 did not have a significant impact on U.S. Cellular's financial position or results of operations.
U.S. Cellular's Investments in unconsolidated entities are accounted for using either the equity method or measurement alternative method as shown in the table below. The measurement alternative method was elected for investments without readily determinable fair values formerly accounted for under the cost method. The measurement alternative value represents cost minus any impairments plus or minus any observable price changes. U.S. Cellular did not have an impairment or observable price change related to these investments in 2018.

December 31,	2018	2017
(Dollars in millions)
Equity method investments:
Capital contributions, loans, advances and adjustments	$105	$105
Cumulative share of income	1,892	1,717
Cumulative share of distributions	(1,563)	(1,411)
Total equity method investments	434	411
Measurement alternative method investments	7	4
Total investments in unconsolidated entities	$441	$415

The following tables, which are based on information provided in part by third parties, summarize the combined assets, liabilities and equity, and results of operations of U.S. Cellular’s equity method investments:

December 31,	2018	2017
(Dollars in millions)
Assets
Current	$882	$668
Due from affiliates	379	323
Property and other	4,962	4,804
Total assets	$6,223	$5,795

Liabilities and Equity
Current liabilities	$434	$435
Deferred credits	178	176
Long-term liabilities	217	199
Long-term capital lease obligations	—	1
Partners' capital and shareholders' equity	5,394	4,984
Total liabilities and equity	$6,223	$5,795

Year Ended December 31,	2018	2017	2016
(Dollars in millions)
Results of Operations
Revenues	$6,777	$6,562	$6,747
Operating expenses	4,965	4,965	5,047
Operating income	1,812	1,597	1,700
Other income (expense), net	11	(1)	(11)
Net income	$1,823	$1,596	$1,689